Taxes recoverable/payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Recoverablepayable
Current assets

	December 31, 2022	December 31, 2021
Recoverable taxes
Income tax and social contribution	206,517	259,902
Withholding income tax (IRRF) on financial investments	33,283	13,041
Other federal taxes	3,106	3,161
Total	242,906	276,104

Current liabilities

	December 31, 2022	December 31, 2021
Taxes and contributions payable
Cofins and Pasep	134,624	111,963
INSS (social security contribution)	44,515	39,902
IRRF (withholding income tax)	63,361	49,468
Other	50,961	55,797
Total	293,461	257,130